Provisions and Contingencies - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of escrow deposits [line items]
Total - non-current assets	R$ 921,443	R$ 881,507
Tax matters [member]
Summary of escrow deposits [line items]
Total - non-current assets	753,810	727,493
Labor litigation [member]
Summary of escrow deposits [line items]
Total - non-current assets	71,605	69,978
Civil and other [member]
Summary of escrow deposits [line items]
Total - non-current assets	R$ 96,028	R$ 84,036